Comprehensive Income (Components Of Comprehensive Income) (Details) (USD $) In Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Comprehensive Income
Net income	$ 67,552	$ 51,460	$ 135,847	$ 111,815	$ 287,020	$ 266,336	$ 255,336
Unrealized gain (loss) on securities, net of tax	(1,532)	(566)	(1,382)	(98)	720	(225)	(31,098)
Foreign currency translation gain, net of tax	1,000		1,000
Total comprehensive income	67,020	50,894	135,465	111,717	287,740	266,111	250,655
Less: Total comprehensive income attributable to noncontrolling interests	12,969		25,477
Comprehensive income attributable to Endo Pharmaceuticals Holdings Inc.	$ 54,051	$ 50,894	$ 109,988	$ 111,717